PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 94.5%
Common Stocks — 60.9%
Aerospace & Defense — 1.0%
BAE Systems PLC (United Kingdom)	5,480	$93,409
Boeing Co. (The)*	50,600	9,765,294
Curtiss-Wright Corp.	23,200	5,937,808
Dassault Aviation SA (France)	30	6,605
Howmet Aerospace, Inc.	195,400	13,371,222
Kongsberg Gruppen ASA (Norway)	120	8,286
Melrose Industries PLC (United Kingdom)	14,012	118,975
MTU Aero Engines AG (Germany)	74	18,768
Northrop Grumman Corp.	38,300	18,332,678
Rheinmetall AG (Germany)	63	35,433
Rolls-Royce Holdings PLC (United Kingdom)*	48,925	263,234
Safran SA (France)	514	116,406
Singapore Technologies Engineering Ltd. (Singapore)	2,100	6,252
		48,074,370
Air Freight & Logistics — 0.4%
FedEx Corp.	66,300	19,209,762
Automobile Components — 0.1%
Aptiv PLC*	25,900	2,062,935
Denso Corp. (Japan)	10,300	197,262
Sumitomo Electric Industries Ltd. (Japan)	2,600	40,288
		2,300,485
Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	1,849	213,336
Ford Motor Co.	1,329,800	17,659,744
General Motors Co.	115,000	5,215,250
Mazda Motor Corp. (Japan)	14,400	166,890
Stellantis NV	9,899	281,221
Subaru Corp. (Japan)	8,300	187,977
Tesla, Inc.*	128,900	22,659,331
Toyota Motor Corp. (Japan)	8,100	204,727
Volkswagen AG (Germany)	43	6,569
Volvo Car AB (Sweden) (Class B Stock)*	33,924	128,436
		46,723,481
Banks — 2.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	716	12,252
Banco Bilbao Vizcaya Argentaria SA (Spain)	18,547	220,867
Banco Santander SA (Spain)	19,673	96,091
Bank of America Corp.	657,100	24,917,232
Barclays PLC (United Kingdom)	23,150	53,654
BOC Hong Kong Holdings Ltd. (China)	7,000	18,769
CaixaBank SA (Spain)	6,344	30,785
Citigroup, Inc.	15,000	948,600
Citizens Financial Group, Inc.	94,300	3,422,147
Commonwealth Bank of Australia (Australia)	383	30,042
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Credit Agricole SA (France)	8,454	$126,116
Danske Bank A/S (Denmark)	1,020	30,617
DBS Group Holdings Ltd. (Singapore)	500	13,344
DNB Bank ASA (Norway)	1,378	27,391
Erste Group Bank AG (Austria)	1,457	64,935
HSBC Holdings PLC (United Kingdom)	33,043	258,291
Intesa Sanpaolo SpA (Italy)	53,810	195,359
JPMorgan Chase & Co.	174,494	34,951,148
Mitsubishi UFJ Financial Group, Inc. (Japan)	24,300	247,231
National Australia Bank Ltd. (Australia)	7,487	169,521
NatWest Group PLC (United Kingdom)	11,352	38,022
Nordea Bank Abp (Finland)	5,496	62,131
Oversea-Chinese Banking Corp. Ltd. (Singapore)	20,000	199,837
PNC Financial Services Group, Inc. (The)	10,800	1,745,280
Popular, Inc. (Puerto Rico)	17,900	1,576,811
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,229	30,198
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,100	21,231
Swedbank AB (Sweden) (Class A Stock)	1,275	25,306
Truist Financial Corp.	115,200	4,490,496
UniCredit SpA (Italy)	5,426	206,076
United Overseas Bank Ltd. (Singapore)	2,600	56,524
Wells Fargo & Co.	376,800	21,839,328
Westpac Banking Corp. (Australia)	5,152	87,626
		96,213,258
Beverages — 0.9%
Asahi Group Holdings Ltd. (Japan)	400	14,688
Coca-Cola Co. (The)	464,600	28,424,228
Coca-Cola Europacific Partners PLC (United Kingdom)	300	20,985
Coca-Cola HBC AG (Italy)*	330	10,428
Keurig Dr. Pepper, Inc.	405,300	12,430,551
PepsiCo, Inc.	12,100	2,117,621
		43,018,501
Biotechnology — 1.0%
AbbVie, Inc.	179,000	32,595,900
Amgen, Inc.	26,900	7,648,208
Incyte Corp.*	123,600	7,041,492
Swedish Orphan Biovitrum AB (Sweden)*	494	12,330
United Therapeutics Corp.*	16,400	3,767,408
		51,065,338
Broadline Retail — 2.4%
Amazon.com, Inc.*	657,100	118,527,698
Next PLC (United Kingdom)	525	61,196
Prosus NV (China)*	2,175	68,079
		118,656,973
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products — 0.4%
Armstrong World Industries, Inc.	16,300	$2,024,786
Assa Abloy AB (Sweden) (Class B Stock)	940	26,976
AZEK Co., Inc. (The)*	252,200	12,665,484
Cie de Saint-Gobain SA (France)	666	51,691
Owens Corning	33,500	5,587,800
ROCKWOOL A/S (Denmark) (Class B Stock)	18	5,923
		20,362,660
Capital Markets — 1.8%
3i Group PLC (United Kingdom)	4,921	174,486
Amundi SA (France), 144A	96	6,594
Bank of New York Mellon Corp. (The)	178,200	10,267,884
BlackRock, Inc.(a)	23,300	19,425,210
Deutsche Bank AG (Germany)	10,530	165,850
Deutsche Boerse AG (Germany)	256	52,426
Goldman Sachs Group, Inc. (The)	37,400	15,621,606
Intercontinental Exchange, Inc.	6,400	879,552
Invesco Ltd.	55,500	920,745
MSCI, Inc.	23,700	13,282,665
Raymond James Financial, Inc.	10,000	1,284,200
S&P Global, Inc.	54,300	23,101,935
St. James’s Place PLC (United Kingdom)	891	5,227
T. Rowe Price Group, Inc.	7,500	914,400
UBS Group AG (Switzerland)	4,852	149,398
Virtu Financial, Inc. (Class A Stock)	146,700	3,010,284
		89,262,462
Chemicals — 0.8%
Arkema SA (France)	68	7,159
Dow, Inc.(a)	17,000	984,810
Ecolab, Inc.	7,800	1,801,020
Givaudan SA (Switzerland)	4	17,807
ICL Group Ltd. (Israel)	15,604	82,699
Linde PLC	27,500	12,768,800
LyondellBasell Industries NV (Class A Stock)	14,900	1,523,972
Mosaic Co. (The)	32,300	1,048,458
Nippon Sanso Holdings Corp. (Japan)	1,500	47,064
Nitto Denko Corp. (Japan)	200	18,289
Orica Ltd. (Australia)	1,748	20,791
PPG Industries, Inc.	93,500	13,548,150
Sherwin-Williams Co. (The)	25,400	8,822,182
Shin-Etsu Chemical Co. Ltd. (Japan)	700	30,703
Solvay SA (Belgium)	1,489	40,637
Syensqo SA (Belgium)*	229	21,699
Yara International ASA (Brazil)	223	7,071
		40,791,311
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	6,650	69,985
Cintas Corp.	1,800	1,236,654
Waste Management, Inc.	48,100	10,252,515
		11,559,154
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.4%
Arista Networks, Inc.*	57,800	$16,760,844
Cisco Systems, Inc.	88,700	4,427,017
Nokia OYJ (Finland)	6,028	21,388
		21,209,249
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	310	12,982
Eiffage SA (France)	250	28,373
Taisei Corp. (Japan)	200	7,290
Vinci SA (France)	2,132	273,597
		322,242
Construction Materials — 0.2%
CRH PLC	1,032	89,072
Heidelberg Materials AG (Germany)	392	43,152
Holcim AG*	2,362	213,989
James Hardie Industries PLC, CDI*	645	25,925
Vulcan Materials Co.	39,800	10,862,216
		11,234,354
Consumer Finance — 0.2%
Ally Financial, Inc.	45,000	1,826,550
American Express Co.	12,300	2,800,587
Synchrony Financial	123,400	5,321,008
		9,948,145
Consumer Staples Distribution & Retail — 1.1%
Carrefour SA (France)	794	13,620
Coles Group Ltd. (Australia)	1,829	20,191
Costco Wholesale Corp.	23,500	17,216,805
J Sainsbury PLC (United Kingdom)	2,462	8,406
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	182,912
Target Corp.	115,200	20,414,592
Tesco PLC (United Kingdom)	13,170	49,328
Walgreens Boots Alliance, Inc.	160,900	3,489,921
Walmart, Inc.	208,800	12,563,496
		53,959,271
Containers & Packaging — 0.0%
Avery Dennison Corp.	4,200	937,650
Smurfit Kappa Group PLC (Ireland)	385	17,554
		955,204
Distributors — 0.0%
LKQ Corp.	16,300	870,583
Diversified REITs — 0.0%
GPT Group (The) (Australia)	5,640	16,785
Stockland (Australia)	1,755	5,545
		22,330
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	772,300	13,592,480
BT Group PLC (United Kingdom)	9,744	13,485
Deutsche Telekom AG (Germany)	4,796	116,421
GCI Liberty, Inc. (Class A Stock)*^	343	—

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
HKT Trust & HKT Ltd. (Hong Kong), UTS	44,000	$51,339
Koninklijke KPN NV (Netherlands)	23,493	87,873
Nippon Telegraph & Telephone Corp. (Japan)	4,400	5,241
Orange SA (France)	9,958	117,106
Telecom Italia SpA (Italy)*	57,225	13,892
Verizon Communications, Inc.	298,788	12,537,144
		26,534,981
Electric Utilities — 0.8%
Chubu Electric Power Co., Inc. (Japan)	8,800	115,070
Duke Energy Corp.	26,400	2,553,144
Endesa SA (Spain)	7,722	143,177
Enel SpA (Italy)	12,070	79,680
Entergy Corp.	14,500	1,532,360
Exelon Corp.	38,500	1,446,445
Kansai Electric Power Co., Inc. (The) (Japan)	800	11,415
NextEra Energy, Inc.(a)	72,400	4,627,084
NRG Energy, Inc.	213,800	14,472,122
PG&E Corp.	358,800	6,013,488
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	4,600	27,960
Xcel Energy, Inc.	128,700	6,917,625
		37,939,570
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	6,116	283,723
Eaton Corp. PLC	46,900	14,664,692
Emerson Electric Co.	14,300	1,621,906
Legrand SA (France)	128	13,555
Vertiv Holdings Co. (Class A Stock)	112,700	9,204,209
		25,788,085
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	7,500	865,125
Azbil Corp. (Japan)	200	5,533
Shimadzu Corp. (Japan)	1,600	44,567
TD SYNNEX Corp.	14,000	1,583,400
TE Connectivity Ltd.	69,200	10,050,608
Yokogawa Electric Corp. (Japan)	5,100	117,450
		12,666,683
Energy Equipment & Services — 0.1%
Schlumberger NV	94,900	5,201,469
Entertainment — 0.9%
Bollore SE (France)	2,592	17,318
Capcom Co. Ltd. (Japan)	400	7,494
Electronic Arts, Inc.	66,300	8,796,021
Konami Group Corp. (Japan)	200	13,624
Netflix, Inc.*	23,600	14,332,988
Nintendo Co. Ltd. (Japan)	1,200	65,477
Walt Disney Co. (The)	139,800	17,105,928
Warner Bros Discovery, Inc.*	332,200	2,900,106
		43,238,956
	Shares	Value
Common Stocks (continued)
Financial Services — 2.5%
Adyen NV (Netherlands), 144A*	71	$119,929
Berkshire Hathaway, Inc. (Class B Stock)*	107,550	45,226,926
Corpay, Inc.*	6,800	2,098,072
EXOR NV (Netherlands)	155	17,249
Industrivarden AB (Sweden) (Class A Stock)	188	6,465
Investor AB (Sweden) (Class B Stock)	4,508	113,125
M&G PLC (United Kingdom)	3,260	9,074
Mastercard, Inc. (Class A Stock)	70,000	33,709,900
ORIX Corp. (Japan)	1,700	37,182
PayPal Holdings, Inc.*	117,700	7,884,723
Visa, Inc. (Class A Stock)(a)	124,800	34,829,184
		124,051,829
Food Products — 0.5%
Archer-Daniels-Midland Co.	133,500	8,385,135
Associated British Foods PLC (United Kingdom)	522	16,470
Freshpet, Inc.*	70,200	8,133,372
General Mills, Inc.	20,800	1,455,376
Hormel Foods Corp.	39,100	1,364,199
J.M. Smucker Co. (The)	20,400	2,567,748
Mondelez International, Inc. (Class A Stock)	15,200	1,064,000
Mowi ASA (Norway)	9,067	166,549
Nestle SA	2,722	289,212
Orkla ASA (Norway)	1,083	7,649
WH Group Ltd. (Hong Kong), 144A	155,000	102,313
Wilmar International Ltd. (China)	51,600	131,070
		23,683,093
Gas Utilities — 0.0%
Tokyo Gas Co. Ltd. (Japan)	6,800	154,583
Ground Transportation — 0.6%
Central Japan Railway Co. (Japan)	6,900	171,364
CSX Corp.	149,400	5,538,258
Odakyu Electric Railway Co. Ltd. (Japan)	2,500	34,462
Uber Technologies, Inc.*	213,700	16,452,763
Union Pacific Corp.	30,800	7,574,644
		29,771,491
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	172,500	19,606,350
Align Technology, Inc.*	4,400	1,442,848
Becton, Dickinson & Co.	75,400	18,657,730
Boston Scientific Corp.*	127,400	8,725,626
Cochlear Ltd. (Australia)	614	135,038
Demant A/S (Denmark)*	153	7,604
DENTSPLY SIRONA, Inc.	137,200	4,553,668
Hologic, Inc.*	33,600	2,619,456
Hoya Corp. (Japan)	100	12,507
Intuitive Surgical, Inc.*	48,200	19,236,138
Medtronic PLC(a)	23,300	2,030,595
		77,027,560

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	127,300	$14,244,870
Centene Corp.*	212,100	16,645,608
Elevance Health, Inc.	31,400	16,282,156
Fresenius Medical Care AG (Germany)	3,104	119,270
Fresenius SE & Co. KGaA (Germany)	2,965	79,957
Laboratory Corp. of America Holdings	49,400	10,791,924
McKesson Corp.	2,700	1,449,495
UnitedHealth Group, Inc.	34,800	17,215,560
		76,828,840
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	101,200	1,897,500
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.	51,100	893,739
Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	2,723	127,127
Aristocrat Leisure Ltd. (Australia)	859	24,053
Chipotle Mexican Grill, Inc.*	6,900	20,056,713
Genting Singapore Ltd. (Singapore)	9,100	5,968
Hilton Worldwide Holdings, Inc.	85,400	18,216,674
La Francaise des Jeux SAEM (France), 144A	3,205	130,629
Marriott International, Inc. (Class A Stock)(a)	16,600	4,188,346
McDonald’s Corp.	59,800	16,860,610
Whitbread PLC (United Kingdom)	4,097	171,287
		59,781,407
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	1,449	8,697
Berkeley Group Holdings PLC (United Kingdom)	974	58,518
Lennar Corp. (Class A Stock)	46,400	7,979,872
Persimmon PLC (United Kingdom)	4,092	67,848
Sony Group Corp. (Japan)	400	34,300
Taylor Wimpey PLC (United Kingdom)	88,074	152,269
		8,301,504
Household Products — 0.9%
Colgate-Palmolive Co.	212,600	19,144,630
Essity AB (Sweden) (Class B Stock)	5,924	140,720
Henkel AG & Co. KGaA (Germany)	144	10,376
Procter & Gamble Co. (The)	138,005	22,391,311
Reckitt Benckiser Group PLC (United Kingdom)	1,036	59,057
		41,746,094
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	381,300	6,836,709
Industrial Conglomerates — 0.7%
3M Co.	174,900	18,551,643
CK Hutchison Holdings Ltd. (United Kingdom)	4,000	19,251
DCC PLC (United Kingdom)	2,088	151,915
General Electric Co.	75,400	13,234,962
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Hikari Tsushin, Inc. (Japan)	100	$18,807
Hitachi Ltd. (Japan)	1,400	127,933
Lifco AB (Sweden) (Class B Stock)	200	5,223
Siemens AG (Germany)	1,808	345,217
		32,454,951
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	94,400	2,352,448
Goodman Group (Australia)	11,673	257,125
Prologis, Inc.	62,000	8,073,640
		10,683,213
Insurance — 1.5%
Ageas SA/NV (Belgium)	2,260	104,696
Allianz SE (Germany)	576	172,637
Allstate Corp. (The)	102,700	17,768,127
Assurant, Inc.	54,000	10,164,960
Aviva PLC (United Kingdom)	25,092	157,445
AXA SA (France)	5,985	224,771
Dai-ichi Life Holdings, Inc. (Japan)	500	12,752
Japan Post Holdings Co. Ltd. (Japan)	12,300	123,924
Japan Post Insurance Co. Ltd. (Japan)	700	13,381
Loews Corp.	21,000	1,644,090
Marsh & McLennan Cos., Inc.	59,600	12,276,408
Medibank Private Ltd. (Australia)	63,944	156,671
MetLife, Inc.	225,600	16,719,216
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	573	279,705
Poste Italiane SpA (Italy), 144A	1,909	23,909
Progressive Corp. (The)	9,900	2,047,518
QBE Insurance Group Ltd. (Australia)	2,150	25,414
Sampo OYJ (Finland) (Class A Stock)	440	18,769
Suncorp Group Ltd. (Australia)	1,907	20,355
Swiss Re AG	450	57,886
T&D Holdings, Inc. (Japan)	800	13,907
Talanx AG (Germany)	90	7,130
Tokio Marine Holdings, Inc. (Japan)	3,500	109,712
Travelers Cos., Inc. (The)	39,800	9,159,572
		71,302,955
Interactive Media & Services — 3.8%
Alphabet, Inc. (Class A Stock)*	434,700	65,609,271
Alphabet, Inc. (Class C Stock)*	357,040	54,362,910
Auto Trader Group PLC (United Kingdom), 144A	1,350	11,922
Meta Platforms, Inc. (Class A Stock)	139,750	67,859,805
Scout24 SE (Germany), 144A	1,032	77,749
		187,921,657
IT Services — 0.8%
Akamai Technologies, Inc.*(a)	13,900	1,511,764
Cognizant Technology Solutions Corp. (Class A Stock)	176,200	12,913,698
International Business Machines Corp.	116,400	22,227,744
SCSK Corp. (Japan)	300	5,576
TIS, Inc. (Japan)	2,900	62,222

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Wix.com Ltd. (Israel)*	800	$109,984
		36,830,988
Life Sciences Tools & Services — 1.0%
Medpace Holdings, Inc.*	30,800	12,447,820
Thermo Fisher Scientific, Inc.	33,000	19,179,930
West Pharmaceutical Services, Inc.	40,300	15,947,113
		47,574,863
Machinery — 1.0%
Alfa Laval AB (Sweden)	390	15,325
Allison Transmission Holdings, Inc.	174,700	14,178,652
Atlas Copco AB (Sweden) (Class A Stock)	3,904	65,933
Atlas Copco AB (Sweden) (Class B Stock)	2,154	31,815
Cummins, Inc.	5,400	1,591,110
Daimler Truck Holding AG (Germany)	1,971	99,880
Deere & Co.	30,900	12,691,866
Donaldson Co., Inc.	16,000	1,194,880
Epiroc AB (Sweden) (Class B Stock)	550	9,314
Flowserve Corp.	251,200	11,474,816
GEA Group AG (Germany)	3,536	149,503
Indutrade AB (Sweden)	399	10,867
ITT, Inc.(a)	16,400	2,230,892
Otis Worldwide Corp.(a)	22,200	2,203,794
Parker-Hannifin Corp.	5,200	2,890,108
Rational AG (Germany)	49	42,218
Schindler Holding AG (Switzerland)	35	8,540
Schindler Holding AG (Switzerland) (Part. Cert.)	56	14,096
SKF AB (Sweden) (Class B Stock)	8,587	175,302
Toyota Industries Corp. (Japan)	500	52,316
Volvo AB (Sweden) (Class A Stock)	297	8,178
Volvo AB (Sweden) (Class B Stock)	8,676	235,132
Wartsila OYJ Abp (Finland)	2,069	31,444
		49,405,981
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	5,125
Media — 0.3%
Comcast Corp. (Class A Stock)	295,800	12,822,930
Dentsu Group, Inc. (Japan)	3,100	86,077
Informa PLC (United Kingdom)	11,419	119,808
Publicis Groupe SA (France)	1,645	179,339
Vivendi SE (France)	3,518	38,339
		13,246,493
Metals & Mining — 0.3%
ArcelorMittal SA (Luxembourg)	6,269	172,317
BHP Group Ltd. (Australia)	11,539	333,638
BlueScope Steel Ltd. (Australia)	10,021	155,858
Fortescue Ltd. (Australia)	5,150	86,185
Freeport-McMoRan, Inc.	222,800	10,476,056
Glencore PLC (Australia)	18,374	100,828
JFE Holdings, Inc. (Japan)	3,000	49,721
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Nippon Steel Corp. (Japan)	6,900	$166,045
Northern Star Resources Ltd. (Australia)	880	8,303
Nucor Corp.	21,800	4,314,220
Rio Tinto Ltd. (Australia)	504	40,000
Rio Tinto PLC (Australia)	1,650	104,321
voestalpine AG (Austria)	464	13,017
		16,020,509
Multi-Utilities — 0.5%
Centrica PLC (United Kingdom)	86,865	140,032
CMS Energy Corp.	177,600	10,716,384
DTE Energy Co.	37,500	4,205,250
E.ON SE (Germany)	2,402	33,440
Engie SA (France)	2,487	41,676
NiSource, Inc.	317,600	8,784,816
		23,921,598
Oil, Gas & Consumable Fuels — 2.2%
Ampol Ltd. (Australia)	342	8,871
BP PLC (United Kingdom)	25,380	159,220
Cheniere Energy, Inc.	32,500	5,241,600
Chevron Corp.	69,600	10,978,704
ConocoPhillips	134,000	17,055,520
Coterra Energy, Inc.	41,400	1,154,232
Devon Energy Corp.	32,400	1,625,832
Diamondback Energy, Inc.	17,700	3,507,609
ENEOS Holdings, Inc. (Japan)	4,100	19,753
Eni SpA (Italy)	3,242	51,334
EOG Resources, Inc.	11,600	1,482,944
Equinor ASA (Norway)	6,390	171,344
Exxon Mobil Corp.	368,300	42,811,192
Galp Energia SGPS SA (Portugal)	690	11,407
Inpex Corp. (Japan)	12,600	191,535
Marathon Oil Corp.	69,700	1,975,298
Marathon Petroleum Corp.	20,900	4,211,350
Phillips 66	93,800	15,321,292
Shell PLC (Netherlands)	9,887	328,046
TotalEnergies SE (France)	1,383	95,136
		106,402,219
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ (Finland)	780	25,987
Passenger Airlines — 0.0%
Deutsche Lufthansa AG (Germany)*	895	7,034
Japan Airlines Co. Ltd. (Japan)	7,600	144,307
Singapore Airlines Ltd. (Singapore)	2,200	10,427
		161,768
Personal Care Products — 0.0%
L’Oreal SA (France)	165	78,139
Unilever PLC (United Kingdom)	6,295	316,021
		394,160
Pharmaceuticals — 2.5%
AstraZeneca PLC (United Kingdom)	1,260	169,273
Bristol-Myers Squibb Co.	329,000	17,841,670

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Chugai Pharmaceutical Co. Ltd. (Japan)	900	$34,394
Daiichi Sankyo Co. Ltd. (Japan)	800	25,455
Eli Lilly & Co.	36,600	28,473,336
GSK PLC	6,451	138,505
Hikma Pharmaceuticals PLC (Jordan)	255	6,169
Ipsen SA (France)	566	67,352
Johnson & Johnson	233,748	36,976,596
Merck & Co., Inc.	280,700	37,038,365
Novartis AG (Switzerland)	4,702	455,428
Novo Nordisk A/S (Denmark) (Class B Stock)	6,282	805,813
Ono Pharmaceutical Co. Ltd. (Japan)	7,000	114,695
Orion OYJ (Finland) (Class B Stock)	161	6,002
Otsuka Holdings Co. Ltd. (Japan)	4,200	174,461
Roche Holding AG	1,082	276,255
Sandoz Group AG (Switzerland)*	910	27,469
Sanofi SA	2,220	215,972
Shionogi & Co. Ltd. (Japan)	3,700	189,077
Takeda Pharmaceutical Co. Ltd. (Japan)	2,900	80,660
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	800	11,288
		123,128,235
Professional Services — 0.4%
Adecco Group AG (Switzerland)	225	8,901
Automatic Data Processing, Inc.	32,200	8,041,628
Computershare Ltd. (Australia)	812	13,831
Dun & Bradstreet Holdings, Inc.	855,100	8,585,204
Experian PLC	1,364	59,433
Leidos Holdings, Inc.	24,700	3,237,923
Recruit Holdings Co. Ltd. (Japan)	4,200	184,409
RELX PLC (United Kingdom)	1,200	51,751
Wolters Kluwer NV (Netherlands)	475	74,380
		20,257,460
Real Estate Management & Development — 0.1%
Daito Trust Construction Co. Ltd. (Japan)	100	11,408
Daiwa House Industry Co. Ltd. (Japan)	400	11,906
Mitsubishi Estate Co. Ltd. (Japan)	1,300	23,720
Mitsui Fudosan Co. Ltd. (Japan)	4,200	45,282
Nomura Real Estate Holdings, Inc. (Japan)	5,500	155,382
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	12,349
Zillow Group, Inc. (Class A Stock)*	18,400	880,624
Zillow Group, Inc. (Class C Stock)*	38,000	1,853,640
		2,994,311
Residential REITs — 0.3%
Equity Residential	200,300	12,640,933
Retail REITs — 0.1%
Kimco Realty Corp.	247,100	4,845,631
Klepierre SA (France)	4,298	111,256
Scentre Group (Australia)	7,020	15,504
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Unibail-Rodamco-Westfield (France)*	604	$48,589
Vicinity Ltd. (Australia)	74,101	102,855
		5,123,835
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.*	34,100	6,154,709
Applied Materials, Inc.	65,200	13,446,196
ASM International NV (Netherlands)	312	191,070
ASML Holding NV (Netherlands)	591	572,952
Broadcom, Inc.	19,400	25,712,954
Disco Corp. (Japan)	700	255,873
Intel Corp.	614,500	27,142,465
Lam Research Corp.	21,700	21,083,069
Micron Technology, Inc.	89,800	10,586,522
NVIDIA Corp.	180,600	163,182,936
NXP Semiconductors NV (China)	20,200	5,004,954
Qorvo, Inc.*	77,000	8,841,910
QUALCOMM, Inc.	160,300	27,138,790
Renesas Electronics Corp. (Japan)	2,400	42,770
Tokyo Electron Ltd. (Japan)	1,100	286,494
		309,643,664
Software — 6.5%
Adobe, Inc.*	30,050	15,163,230
Cadence Design Systems, Inc.*	49,500	15,408,360
Check Point Software Technologies Ltd. (Israel)*(a)	200	32,802
Microsoft Corp.	532,100	223,865,112
Monday.com Ltd.*	100	22,587
Nemetschek SE (Germany)	1,105	109,376
Nice Ltd. (Israel)*	151	39,296
Oracle Corp.	12,000	1,507,320
Roper Technologies, Inc.(a)	6,200	3,477,208
Salesforce, Inc.	110,100	33,159,918
SAP SE (Germany)	606	118,000
ServiceNow, Inc.*	30,500	23,253,200
Xero Ltd. (New Zealand)*	218	18,929
		316,175,338
Specialized REITs — 0.6%
American Tower Corp.	24,900	4,919,991
Digital Realty Trust, Inc.	12,600	1,814,904
Equinix, Inc.	1,100	907,863
Iron Mountain, Inc.	87,500	7,018,375
Public Storage	38,100	11,051,286
Weyerhaeuser Co.	56,000	2,010,960
		27,723,379
Specialty Retail — 1.2%
AutoZone, Inc.*	800	2,521,320
Bath & Body Works, Inc.	38,100	1,905,762
CarMax, Inc.*(a)	9,900	862,389
Fast Retailing Co. Ltd. (Japan)	600	185,895
Home Depot, Inc. (The)	71,500	27,427,400
Industria de Diseno Textil SA (Spain)	5,478	275,852
Lowe’s Cos., Inc.	54,300	13,831,839
TJX Cos., Inc. (The)	40,900	4,148,078

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Ulta Beauty, Inc.*	16,000	$8,366,080
Victoria’s Secret & Co.*(a)	52,800	1,023,264
		60,547,879
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	960,800	164,757,984
Brother Industries Ltd. (Japan)	300	5,564
Hewlett Packard Enterprise Co.	546,700	9,692,991
HP, Inc.	54,000	1,631,880
Logitech International SA (Switzerland)	1,955	175,186
NetApp, Inc.	8,500	892,245
Seiko Epson Corp. (Japan)	3,900	68,221
Super Micro Computer, Inc.*	6,200	6,262,186
		183,486,257
Textiles, Apparel & Luxury Goods — 0.3%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	30	4,567
Deckers Outdoor Corp.*	2,600	2,447,276
Hermes International SCA (France)	120	306,694
LVMH Moet Hennessy Louis Vuitton SE (France)	217	195,256
NIKE, Inc. (Class B Stock)	10,200	958,596
Pandora A/S (Denmark)	240	38,737
Ralph Lauren Corp.	55,800	10,477,008
		14,428,134
Tobacco — 0.2%
Altria Group, Inc.	211,600	9,229,992
British American Tobacco PLC (United Kingdom)	3,126	94,878
Imperial Brands PLC (United Kingdom)	6,843	152,973
Japan Tobacco, Inc. (Japan)	1,800	47,991
		9,525,834
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*(a)	2,200	191,202
Brenntag SE (Germany)	210	17,699
Mitsubishi Corp. (Japan)	6,700	154,845
Mitsui & Co. Ltd. (Japan)	3,500	163,631
Reece Ltd. (Australia)	364	6,665
Toyota Tsusho Corp. (Japan)	100	6,867
W.W. Grainger, Inc.	3,300	3,357,090
		3,897,999
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	140	27,573
Water Utilities — 0.0%
American Water Works Co., Inc.	7,700	941,017
Wireless Telecommunication Services — 0.0%
Tele2 AB (Sweden) (Class B Stock)	767	6,298

Total Common Stocks (cost $1,805,212,009)		2,975,003,839
	Shares	Value

Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	$9,336
Banks — 0.0%
Citigroup Capital XIII, 11.949%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	648,340
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,883	151,348

Total Preferred Stocks (cost $703,517)		809,024
Unaffiliated Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF	1,088	86,888
(cost $53,013)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.9%
Automobiles — 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class C
1.590%	10/20/25	3	2,833
Series 2020-03, Class C
1.060%	08/18/26	15	14,573
Series 2021-02, Class C
1.010%	01/19/27	1,300	1,223,107
Series 2021-02, Class D
1.290%	06/18/27	10	9,277
Series 2021-03, Class C
1.410%	08/18/27	1,300	1,211,356
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,116,335
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,500	1,496,763
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	3,500	3,215,501
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,370,497
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,200	4,029,134
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,800	1,796,494
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,800	1,808,913
Series 2024-03A, Class A, 144A
5.230%	12/20/30	800	799,365
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	2,507	2,521,841
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	945	951,499

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
CarMax Auto Owner Trust,
Series 2021-01, Class D
1.280%	07/15/27		10	$9,547
Series 2021-02, Class C
1.340%	02/16/27		1,100	1,044,634
Series 2021-04, Class C
1.380%	07/15/27		800	744,636
Series 2022-02, Class C
4.260%	12/15/27		25	24,334
Exeter Automobile Receivables Trust,
Series 2021-02A, Class C
0.980%	06/15/26		2	1,893
Series 2021-04A, Class C
1.460%	10/15/27		15	14,499
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	1,655	1,200,720
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,493,799
Series 2020-02, Class A, 144A
1.060%	04/15/33		1,300	1,217,792
Series 2021-02, Class B, 144A
1.910%	05/15/34		500	457,515
Series 2023-01, Class A, 144A
4.850%	08/15/35		4,100	4,076,518
Series 2023-02, Class A, 144A
5.280%	02/15/36		2,900	2,934,201
Series 2024-01, Class A, 144A
4.870%	08/15/36		5,900	5,887,934
GM Financial Automobile Leasing Trust,
Series 2023-01, Class C
5.760%	01/20/27		25	25,029
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200	180,922
Series 2024-01, Class A, 144A
4.980%	12/11/36		900	903,804
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27		3,700	3,704,229
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,900	1,733,786
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28		4,700	4,303,830
Series 2023-03A, Class A, 144A
5.940%	02/25/28		2,200	2,232,575
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		6,300	6,212,438
Series 2021-01A, Class B, 144A
1.260%	07/14/28		2,600	2,398,515
Series 2023-01A, Class A, 144A
5.410%	11/14/29		4,700	4,704,826
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27		2,145	$2,082,637
Series 2022-01, Class C
2.560%	04/17/28		1,600	1,569,846
Series 2022-03, Class C
4.490%	08/15/29		25	24,523
Series 2023-01, Class C
5.090%	05/15/30		800	790,887
Series 2023-03, Class C
5.770%	11/15/30		1,500	1,511,228
Series 2023-04, Class C
6.040%	12/15/31		2,600	2,643,745
Series 2023-06, Class B
5.980%	04/16/29		700	711,454
Series 2023-06, Class C
6.400%	03/17/31		300	308,709
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		300	304,281
Series 2023-01A, Class C, 144A
5.970%	02/20/31		500	508,130
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		4,500	4,502,702
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		600	563,250
				87,596,856
Collateralized Loan Obligations — 4.4%
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
5.619%(c)	01/22/38	EUR	3,250	3,527,758
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.779%(c)	07/20/34		3,750	3,756,723
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.750%(c)	01/25/35		700	700,275
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
6.839%(c)	03/09/34		4,417	4,418,547
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.608%(c)	01/17/32		10,500	10,518,855
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.542%(c)	04/15/31	EUR	3,000	3,203,620

A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.576%(c)	07/15/30		2,656	$2,653,870
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.932%(c)	10/15/35	EUR	5,000	5,341,759
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.518%(c)	01/20/35		7,000	7,025,642
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.778%(c)	10/17/31		9,750	9,752,747
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.686%(c)	10/25/33		11,000	11,000,089
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
6.939%(c)	04/20/37		6,250	6,251,100
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	07/15/29		88	88,356
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	01/25/35		7,500	7,484,401
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.586%(c)	04/15/31		1,622	1,623,552
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.614%(c)	04/26/31		3,592	3,592,331
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.534%(c)	02/05/31		135	135,050
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.652%(c)	01/26/38	EUR	14,500	15,731,608
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		4,875	4,872,562
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)
6.754%(c)	10/20/31		6,363	6,377,605
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.538%(c)	10/20/31	4,209	$4,213,489
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	10/20/34	11,500	11,487,932
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	04/21/31	1,699	1,700,763
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)
6.804%(c)	06/20/34	9,500	9,493,548
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.726%(c)	07/15/34	3,000	3,001,897
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.718%(c)	01/20/35	7,000	7,004,620
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/30/30	618	618,051
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.708%(c)	01/17/31	259	259,287
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.579%(c)	10/20/31	8,709	8,707,315
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.744%(c)	06/20/34	5,500	5,501,974
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)
6.761%(c)	07/25/31	881	883,671
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31	3,289	3,290,262
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.659%(c)	01/20/32	1,240	1,239,704
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/25/34	6,750	6,764,340

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.818%(c)	01/17/30		1,197	$1,197,919
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.188%(c)	01/20/36		11,000	11,060,623
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.938%(c)	07/25/34	EUR	4,500	4,796,453
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.039%(c)	07/20/32		3,000	3,002,902
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.706%(c)	04/15/34		10,000	9,971,155
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	07/17/31		2,925	2,926,474
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/31		5,634	5,634,031
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31		2,057	2,058,317
				212,871,177
Consumer Loans — 0.3%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,900	2,700,944
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.079%(c)	06/16/36		2,800	2,790,008
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,050	2,035,379
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,482,521
				13,008,852
Credit Cards — 0.1%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.385%(c)	03/15/32	GBP	5,400	6,824,470
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		1,301	1,278,999
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Series 2019-A, Class A5, 144A
3.080%	11/12/41		1,646	$1,619,226
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,400	2,256,034
				5,154,259
Home Equity Loans — 0.1%
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		988	986,386
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		388	388,721
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		757	771,356
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		196	195,940
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		396	396,718
				2,739,121
Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		796	698,075
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.244%(c)	06/25/24		1,650	1,638,619
				2,336,694
Residential Mortgage-Backed Securities — 0.0%
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)
6.239%(c)	06/25/34		90	89,503
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.112%(c)	03/15/26^	EUR	981	899,428
				988,932
Student Loans — 0.1%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		585	532,896
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		423	393,110
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		118	112,470
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		22	22,224

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	132	$128,662
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	55	54,811
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	542	520,641
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	655	601,287
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.965%(c)	05/25/70	1,376	1,367,013
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	460	444,047
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	563	535,282
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	898	840,155
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	408	398,720
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,166	1,095,352
			7,046,670

Total Asset-Backed Securities (cost $342,234,407)			338,567,031
Commercial Mortgage-Backed Securities — 4.4%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	7,103,932
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54	3,800	3,388,059
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	2,021	1,975,581
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,465	6,138,466
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,271,915
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,826,684
BANK5,
Series 2023-5YR01, Class A3
6.260%(cc)	04/15/56	10,000	10,362,348
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,184,537
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.599%(c)	11/15/34	10	1,599
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
7.580%(c)	10/15/37	20	$19,900
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	4,804,553
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	7,807,950
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,560,495
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,185,164
Series 2023-B39, Class A2
6.575%(cc)	07/15/56	5,000	5,163,321
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	7,750	6,242,492
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	6,789	6,645,844
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10	9,318
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class A3
3.356%	07/10/47	731	727,435
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,648
Series 2016-C01, Class A3
2.944%	05/10/49	4,970	4,737,333
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,426,536
Series 2017-P07, Class A3
3.442%	04/14/50	4,900	4,652,227
Commercial Mortgage Trust,
Series 2014-CR18, Class A5
3.828%	07/15/47	3,038	3,024,350
Series 2014-CR20, Class A3
3.326%	11/10/47	4,083	4,050,193
Series 2015-CR23, Class A3
3.230%	05/10/48	21	20,987
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,730
Series 2015-CR27, Class A3
3.349%	10/10/48	5,938	5,751,602
Series 2015-LC21, Class A4
3.708%	07/10/48	10	9,746
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,906	2,830,600
Series 2017-C08, Class A3
3.127%	06/15/50	4,787	4,444,950
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.334%(cc)	03/25/26	12,416	278,343

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K068, Class A1
2.952%	02/25/27	5	$4,506
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,660	3,631,560
Series 2015-GC32, Class A3
3.498%	07/10/48	4,730	4,609,977
Series 2015-GC32, Class A4
3.764%	07/10/48	10	9,743
Series 2016-GS03, Class A3
2.592%	10/10/49	5,313	5,004,695
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	4,963,156
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,305
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	4,801,738
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	4,787,230
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	653	644,024
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,719	4,604,606
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,590
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.790%(c)	04/15/38	2,517	2,498,542
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,811,713
Series 2016-UB11, Class A3
2.531%	08/15/49	10,155	9,551,395
Series 2018-H04, Class A3
4.043%	12/15/51	1,765	1,701,471
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	13,357,744
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36	10	8,843
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,248	2,172,696
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,339,151
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	2,070,952
Series 2018-C14, Class A3
4.180%	12/15/51	3,131	2,987,102
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,687
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,678
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	$7,602,538
Series 2017-C38, Class A4
3.190%	07/15/50	4,226	3,997,642
Series 2018-C48, Class A4
4.037%	01/15/52	6,840	6,617,622
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	5,985,127

Total Commercial Mortgage-Backed Securities (cost $229,468,005)			214,467,871
Corporate Bonds — 10.8%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	2,022,683
3.300%	03/01/35	2,900	2,257,153
3.900%	05/01/49	2,570	1,831,370
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	9,564
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,229,213
			7,349,983
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,545	1,868,616
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,583,207
3.557%	08/15/27	105	99,368
6.343%	08/02/30	550	572,568
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,500	1,453,724
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,150	5,151,329
5.500%	09/07/30	1,732	1,766,804
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	930	904,184
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	1,158,008
			17,557,808
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	2,533

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,875	$1,771,360
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	20	17,488
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	354	350,115
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	903,522
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	22	19,744
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	812,327
4.625%	04/15/29	165	153,499
			4,030,588
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	725	582,416
Auto Manufacturers — 0.5%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	5,350	5,206,053
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,365	1,130,810
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	180,742
2.900%	02/10/29	1,095	965,722
3.375%	11/13/25	325	312,756
4.125%	08/17/27	690	654,941
5.800%	03/08/29(a)	1,485	1,490,475
6.950%	03/06/26	775	789,949
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,922
6.250%	10/02/43	980	1,001,664
6.600%	04/01/36	760	807,928
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	2,800	2,796,389
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	3,085	3,085,479
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	20	19,460
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.800%	01/05/34	2,125	$2,089,822
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29	2,690	2,691,290
			23,228,402
Banks — 3.4%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
2.746%	05/28/25	1,000	966,709
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,665	1,666,927
Sr. Unsec’d. Notes
0.976%(ff)	04/22/25	25	24,925
2.592%(ff)	04/29/31	50	43,106
5.080%(ff)	01/20/27	25	24,884
5.288%(ff)	04/25/34	5,040	5,026,235
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,134,515
2.496%(ff)	02/13/31	3,085	2,655,002
3.824%(ff)	01/20/28	955	919,766
4.244%(ff)	04/24/38	20	17,983
4.271%(ff)	07/23/29	510	491,644
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,550	2,375,182
Sub. Notes, MTN
4.000%	01/22/25	2,000	1,971,886
4.450%	03/03/26	8,455	8,332,540
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	435,108
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30(a)	3,710	3,711,729
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	833,711
3.932%(ff)	05/07/25	585	583,770
5.690%(ff)	03/12/30	2,110	2,121,752
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	3,746,937
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.219%(ff)	06/09/26	2,480	2,384,060
3.132%(ff)	01/20/33	1,505	1,281,025
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	790	788,743
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.673%(ff)	03/15/30	1,025	1,023,681
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	1,369,658

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	$1,049,597
3.200%	10/21/26	1,870	1,781,070
3.700%	01/12/26	6,180	6,018,376
3.887%(ff)	01/10/28	35	33,744
Sub. Notes
4.450%	09/29/27	5,975	5,810,658
4.600%	03/09/26	10	9,845
4.750%	05/18/46	820	729,304
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,108,763
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,080	2,094,437
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	440	414,625
7.146%(ff)	07/13/27	800	821,544
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	944,643
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	4,510	3,753,645
3.102%(ff)	02/24/33	2,730	2,332,525
3.500%	01/23/25	4,115	4,049,727
3.750%	02/25/26	1,010	986,258
3.814%(ff)	04/23/29	540	511,786
3.850%	01/26/27	2,920	2,830,952
6.484%(ff)	10/24/29(a)	4,760	5,013,242
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	5	4,611
Sub. Notes
6.750%	10/01/37	104	113,445
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,621,236
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,045	1,016,560
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	4,530	3,688,547
3.782%(ff)	02/01/28	695	669,343
3.882%(ff)	07/24/38	20	17,265
3.964%(ff)	11/15/48	3,250	2,658,457
4.005%(ff)	04/23/29	2,170	2,078,946
4.452%(ff)	12/05/29	3,350	3,266,164
5.299%(ff)	07/24/29	2,740	2,760,546
5.350%(ff)	06/01/34(a)	20	20,085
Sub. Notes
2.956%(ff)	05/13/31	15	13,127
3.875%	09/10/24	2,063	2,046,229
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	765	781,984
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	$22,506
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29(a)	2,760	2,781,928
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	8,475	8,456,985
5.449%(ff)	07/20/29	1,975	1,992,001
6.407%(ff)	11/01/29	3,030	3,176,507
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	630	513,748
3.875%	01/27/26	675	659,449
4.431%(ff)	01/23/30	515	498,435
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	24,123
2.943%(ff)	01/21/33	2,465	2,093,939
3.591%(cc)	07/22/28	1,255	1,193,066
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,742,313
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27	35	34,687
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	4,400	4,086,815
Sr. Non-Preferred Notes, 144A, MTN
6.447%(ff)	01/12/27	1,495	1,508,998
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	10	9,942
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.880%	07/13/26	3,945	4,002,725
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26	1,040	1,049,597
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%
9.942%(c)	09/30/24	1,942	1,933,117
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	33,341
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	8,272
7.161%(ff)	10/30/29	1,190	1,269,503
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	5,000	4,916,405
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,492,635
3.091%(ff)	05/14/32	885	750,037
4.282%	01/09/28	1,370	1,316,068

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	$48,165
5.389%(ff)	04/24/34	1,500	1,488,758
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,597,484
5.557%(ff)	07/25/34	3,130	3,144,546
5.574%(ff)	07/25/29	3,660	3,701,924
			165,530,783
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	630	598,578
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	23,276
4.600%	04/15/48	70	63,734
8.000%	11/15/39	1,285	1,625,245
8.200%	01/15/39	250	324,304
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	838,570
			3,473,707
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	905	656,683
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	33,812
			690,495
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	550	484,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	682,521
4.750%	01/15/28	700	667,938
			1,834,459
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,742
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	95	81,074
9.400%	05/15/39	155	208,831
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,290,250
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)		670	$638,175
				2,223,072
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	693	721,242
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		975	818,585
5.000%	02/15/29(a)		1,205	1,207,571
6.700%	06/01/34		420	465,283
7.000%	10/15/37		380	433,593
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44		5	4,465
Georgetown University (The),
Sr. Unsec’d. Notes
5.115%	04/01/53		695	704,807
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,140,387
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		20	13,566
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24		30	29,558
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		10	8,981
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		5	4,874
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	283,245
4.875%	01/15/28(a)		1,190	1,157,296
5.250%	01/15/30		385	375,525
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		1,170	987,906
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53		1,515	1,526,449
				9,883,333
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30		15	12,677
3.200%	05/13/25		25	24,493
				37,170

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	75	$76,313
Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	670	667,976
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	4,985	4,757,692
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	19,127
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	476,271
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,909
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.875%	07/21/28	2,600	2,649,680
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,703,870
6.070%	07/12/28	3,355	3,450,882
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	323,048
			14,053,455
Electric — 1.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	467,578
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,777,636
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	626	476,671
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,243
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	596,085
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	11,494
5.950%	05/15/37	305	318,312
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	2,000	1,755,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	$672,868
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,315,125
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,248,549
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,667,276
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	222,251
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	4,425	4,401,277
6.050%	04/15/38	550	583,104
First Ref. Mortgage
4.000%	09/30/42	570	475,077
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	674,604
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	2,140	1,729,502
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	700	670,250
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,329,254
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,674
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,178
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	11,750
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	901,232
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	9,877
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	2,840	2,862,262
5.950%	10/01/33	295	312,396
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	155,349

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	$437,247
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,583
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,167,748
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	20,675
4.900%	02/28/28	3,800	3,787,863
6.051%	03/01/25	780	783,008
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,194,906
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	64,750
3.875%	02/15/32	200	171,603
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	300,397
2.450%	12/02/27	1,395	1,254,747
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,005
3.950%	12/01/47	2,000	1,497,452
4.950%	07/01/50	1,345	1,158,663
PacifiCorp,
First Mortgage
5.350%	12/01/53(h)	3,010	2,801,004
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	724,194
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	570,099
3.700%	05/01/28	1,280	1,229,557
4.900%	12/15/32	1,050	1,044,652
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	557,416
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	573,421
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,168,175
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25	20	19,564
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,689,091
First Ref. Mortgage
4.000%	04/01/47	580	459,418
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage, Series C
3.600%	02/01/45	860	$643,764
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	702,504
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,145	2,128,062
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	411,936
			54,261,566
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	575	565,309
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	861,850
4.250%	10/31/26	882	851,818
5.500%	07/31/47	800	675,250
			2,954,227
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	600	615,952
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	750	750,262
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	900	772,092
5.141%	03/15/52	1,210	1,004,770
			3,143,076
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	14,825
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	17,536
			32,361
Foods — 0.1%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29(a)	1,265	1,306,214
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28	2,000	1,970,144
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	1,420	1,544,919

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	$250,901
4.375%	01/31/32	850	761,713
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	459,428
			6,293,319
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	915	731,394
3.490%	05/15/27	1,425	1,359,300
3.600%	05/01/30	1,270	1,170,903
3.950%	03/30/48	15	11,712
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	30,135
			3,303,444
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	17,674
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	614,415
			632,089
Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	566,068
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,862
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,116
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	21,942
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24(a)	15	14,769
2.782%	10/01/30	5	4,338
5.318%	12/01/34	4,270	4,274,680
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	355,071
4.650%	01/15/43	15	13,654
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	17,389
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	$18,927
4.375%	03/15/42	10	8,386
5.375%	02/01/25	305	304,170
Gtd. Notes, MTN
7.750%	07/15/36	450	514,308
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,121
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	12,631
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	809,476
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	15,467
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	669,793
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,745,948
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	577,929
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,347
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	8,499
3.250%	05/15/51	1,000	719,013
3.750%	07/15/25	5	4,916
5.200%	04/15/63(h)	2,840	2,756,649
5.500%	04/15/64	1,680	1,708,820
6.050%	02/15/63	915	1,007,512
			16,177,801
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	575	509,782
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	524,928
			1,034,710
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	27,449

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.000%	09/12/32	25	$24,775
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25	5	4,894
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	40,431
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
4.400%	04/05/52	35	28,586
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	12/07/33	3,785	3,837,074
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	916,154
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	794,488
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	325,253
5.000%	03/30/43	200	182,123
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	8,521
3.500%	06/03/24	10	9,962
4.350%	01/30/47	5	4,269
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	753,173
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	16,771
3.400%	05/15/25	10	9,777
4.625%	09/15/42	130	118,272
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	476,732
6.850%	12/16/39	124	140,942
			7,719,646
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	4,948
3.875%	08/22/37	10	9,028
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,919
			18,895
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	$8,879
3.950%	05/01/28	15	14,513
			23,392
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29(a)	555	550,936
5.000%	10/15/27	15	14,962
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	700	686,693
			1,252,591
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	24,301
4.150%	09/15/27	25	24,562
			48,863
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	125	119,067
5.500%	05/01/26	625	615,914
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	2,870	2,442,121
3.900%	06/01/52	580	369,191
4.908%	07/23/25	10	9,882
5.375%	04/01/38	1,950	1,696,933
6.384%	10/23/35	875	865,464
6.484%	10/23/45	1,386	1,286,047
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	275	270,493
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,381,400
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31(a)	1,400	990,755
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,821
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	300,155
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	47,605
			13,399,848

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.1%
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	215	$209,732
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	2,750	2,469,219
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34(a)	1,280	1,287,698
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,529,347
			6,495,996
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,182,685
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,545	1,540,659
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,684,648
5.500%	12/01/24	700	697,572
			2,382,220
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	644,484
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	3,250	2,966,231
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,306
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	17,560
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	668,949
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,248
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	150	161,031
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	289,362
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	617,565
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
8.625%	01/19/29	2,105	$2,222,154
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	500	503,846
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	123	112,507
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	300	293,523
6.250%	04/15/32	500	493,392
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	505,170
4.875%	04/03/28	530	527,631
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	2,146	1,719,804
6.490%	01/23/27	471	443,399
6.500%	03/13/27	330	310,203
Gtd. Notes, MTN
6.750%	09/21/47	186	122,946
6.875%	08/04/26	670	650,068
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	550,125
2.250%	07/12/31	820	687,263
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,069,880
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	500	460,319
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	29,370
			16,100,336
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	425	362,160
6.000%	06/15/29	1,150	1,160,664
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	4,807,492
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	625	619,697
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	125,361
			7,075,374

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	$9,520
3.600%	05/14/25	10	9,818
3.800%	03/15/25	1,175	1,158,534
4.050%	11/21/39	250	222,615
4.550%	03/15/35	2,190	2,113,346
4.700%	05/14/45	735	686,551
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,600	1,560,563
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	17,655
3.734%	12/15/24	130	128,314
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,250
3.750%	09/15/25	5	4,885
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28	8,000	7,806,856
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	45,870
4.780%	03/25/38	3,750	3,464,935
5.875%	06/01/53(a)	200	203,152
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53	340	332,096
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,139,828
5.400%	11/29/43	845	741,352
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	838,419
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	347,032
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	2,695	2,270,416
			23,116,007
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	750	738,159
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,441,420
4.950%	12/15/24	5	4,968
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	5,240	5,223,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	$55,885
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,220,455
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,105,294
5.250%	04/15/29	10	10,020
5.550%	05/15/34	1,495	1,499,339
6.100%	02/15/42	25	25,237
6.125%	12/15/45	180	181,113
6.250%	04/15/49	1,900	1,951,003
6.400%	12/01/30	480	506,344
6.550%	12/01/33	1,265	1,355,595
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	51,261
7.500%	06/01/30(a)	50	53,452
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,912
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	550	559,460
6.510%	02/23/42	715	743,377
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,578,604
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	512,022
4.000%	02/15/25	1,430	1,409,518
4.000%	03/15/28	1,385	1,333,598
4.875%	06/01/25	3,250	3,223,439
5.200%	03/01/47	40	36,621
5.500%	02/15/49	395	376,562
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	155,985
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,659,136
4.500%	03/15/50	295	240,214
6.050%	09/01/33	2,160	2,254,931
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,935
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,366
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	755	689,129
6.125%	03/15/33	1,895	1,977,797

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	$103,530
4.125%	08/15/31	90	80,149
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	108,939
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	894,004
5.100%	09/15/45	500	463,385
5.150%	03/15/34(a)	510	505,562
8.750%	03/15/32	1,130	1,359,687
			38,713,214
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,423,520
2.950%	03/15/34	480	394,902
5.250%	05/15/36	2,445	2,397,817
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	27,373
3.600%	01/15/28	5,420	5,121,691
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,914
3.900%	03/15/27	5	4,798
4.050%	07/01/30	5	4,645
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33(a)	1,345	1,055,290
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,359
3.700%	06/15/26	10	9,659
4.750%	05/15/47	5	4,277
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	12,404
3.000%	01/15/30	5	4,436
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,041,352
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	4,398
2.875%	01/15/31	5	4,297
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	3,005,827
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	950	658,558
5.000%	10/15/27(a)	400	337,654
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	$4,607
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28	10	8,836
2.250%	11/09/31	1,288	1,068,855
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25	20	19,807
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	4,943
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	2,473,165
5.500%	01/15/29	3,445	3,439,251
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	18,665
			22,565,300
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	525	493,500
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	621,635
3.125%	04/21/26	5	4,810
3.750%	06/01/27	15	14,477
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,627,059
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	240,909
3.875%	10/01/31	250	211,451
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	46,868
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	29,891
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	19,114
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,054
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25	20	19,717
			6,333,485

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	$258,672
3.187%	11/15/36	4,445	3,533,467
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	385	398,242
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32	25	20,738
3.150%	05/01/27	5	4,718
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	21,718
3.250%	05/20/27	12	11,502
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	12,670
			4,261,727
Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,585
5.450%	03/02/28	2,560	2,592,556
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,425	938,359
2.921%	03/17/52	60	42,426
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	2,370	2,186,246
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,504
3.800%	12/15/26	15	14,540
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,662,581
			7,450,797
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	50	40,647
2.550%	12/01/33	576	461,790
3.500%	09/15/53	850	600,503
3.650%	09/15/59	160	111,458
4.500%	05/15/35	545	508,268
5.400%	02/15/34	6,540	6,624,392
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30	250	157,091
4.875%	06/15/29	100	66,750
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	300	309,153
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
10.500%	05/15/30	500	$516,145
11.000%	11/15/29	1,020	1,062,473
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	4,310	4,301,769
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.500%	03/15/42	60	51,838
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	380	340,456
2.550%	02/15/31	1,385	1,179,392
3.875%	04/15/30	8,000	7,499,058
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	615	501,352
2.550%	03/21/31	1,074	917,570
2.625%	08/15/26	45	42,642
2.650%	11/20/40	1,595	1,123,821
3.150%	03/22/30	1,900	1,719,227
			28,135,795
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	8,528
6.700%	08/01/28	670	718,055
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	9,191
2.875%	11/15/29	5	4,461
3.500%	05/01/50	20	14,913
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	781,755
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	575	574,286
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	100,438
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	153,991
			2,365,618

Total Corporate Bonds (cost $552,618,728)			528,567,025
Floating Rate and Other Loans — 0.0%
Telecommunications
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%
11.875%(c)	04/16/29^	105	103,570
11.875%(c)	04/15/30^	105	104,330

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Telecommunications (cont’d.)
Lumen Technologies, Inc.,
Additional Second Lien Loan Facility
—%(p)	06/01/28	EUR	26	$24,134
Term B-1 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/29		38	27,878
Term B-2 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/30^		38	28,457

Total Floating Rate and Other Loans (cost $287,965)				288,369
Municipal Bonds — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		240	230,719
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,325	1,490,489
Taxable, Revenue Bonds, Series S
3.176%	04/01/41		25	19,924
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,270	1,487,058
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34		475	558,850
7.625%	03/01/40		220	269,353
7.550%	04/01/39		245	300,076
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45		5	4,542
				4,130,292
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		680	733,749
Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40		10	10,565
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42		5	4,170
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50		40	32,817
				47,552
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57		14	16,117
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	$1,131,816
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,286,641
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,025	1,058,804
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	25,159
			1,083,963
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	450,357
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	463,912
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	567,755
Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	11,570
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	11,179
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	21,742
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	21,529
			66,020
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	397,102
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	13,961

Total Municipal Bonds (cost $9,873,305)			10,619,956

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.7%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	14	$11,807
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.997%(cc)	02/25/35	80	75,863
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.320%(c)	09/25/31	2,100	2,099,995
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.320%(c)	09/25/31	252	252,365
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.070%(c)	01/26/32	1,426	1,427,069
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	4,402	4,327,674
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
5.769%(cc)	02/25/37	53	51,254
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	619	618,567
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.320%(c)	12/25/41	4	4,340
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
7.220%(c)	12/25/41	1,760	1,772,155
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.320%(c)	03/25/42	6	6,077
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.620%(c)	01/25/43	8	8,569
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
6.820%(c)	10/25/43	588	590,496
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	604	569,464
Fannie Mae Connecticut Avenue Securities,
Series 2017-C05, Class 1ED3, 30 Day Average SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.635%(c)	01/25/30	—(r)	406
Series 2017-C06, Class 2ED1, 30 Day Average SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.435%(c)	02/25/30	1	729
Series 2018-C03, Class 1EB2, 30 Day Average SOFR + 0.964% (Cap N/A, Floor 0.850%)
6.285%(c)	10/25/30	3	2,694
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
6.220%(c)	11/25/41	5	5,328
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.615%(c)	04/25/50	1,024	$121,381
Series 2020-73, Class ID, IO, 30 Day Average SOFR x (1) + 5.136% (Cap 5.250%, Floor 0.000%)
0.000%(c)	05/25/40	13,998	738,273
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.630%(c)	08/25/52	2,516	207,166
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.685%(c)	09/25/50	189	208,240
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	10/25/33	10	10,175
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.970%(c)	01/25/34	181	181,663
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.170%(c)	11/25/41	9	9,044
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.170%(c)	09/25/41	4,759	4,736,813
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.320%(c)	01/25/42	1,088	1,087,745
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.320%(c)	04/25/42	12	12,427
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
7.520%(c)	05/25/42	16	16,268
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
8.270%(c)	06/25/42	17	16,933
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	03/25/42	11	10,948
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	424	399,995
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,616	106,853
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	397	6,006
Series 5250, Class NH
3.000%	08/25/52	1,000	854,243
Series 5281, Class AY
2.500%	08/25/52	811	641,489

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Strips,
Series 406, Class PO, PO
1.225%(s)	10/25/53	3,784	$3,027,237
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	1,562	29,708
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,968	40,393
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	2,602	33,483
Series 2019-069, Class KB
3.000%	06/20/49	3,423	2,611,400
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	4,539	51,259
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49	2,827	38,105
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	3,113	50,978
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	618	148
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,082	18,835
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	4,698	96,491
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,545	30,606
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,251	30,000
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	4,125	78,681
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	2,732	57,073
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	961	17,171
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	5,752	89,565
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,111	36,994
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		2,153	$34,286
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52		17,410	488,012
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.085%(c)	05/25/29		168	168,313
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
5.670%(cc)	07/25/35		9	8,512
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		6	5,193
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
4.892%(cc)	10/25/66		301	297,366
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		2,147	1,889,720
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.194%(c)	01/25/48		188	182,626
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.920%(c)	04/25/34		645	644,841
PMT Credit Risk Transfer Trust,
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.721%(c)	03/27/25		2,629	2,658,196
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.848%(c)	06/24/71	EUR	390	422,309
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.020%(cc)	02/25/34		34	31,775
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
6.044%(c)	02/25/57		317	322,123
Series 2020-04, Class A1, 144A
1.750%	10/25/60		647	567,912

Total Residential Mortgage-Backed Securities (cost $36,599,122)				35,249,825
Sovereign Bonds — 0.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	595,069

A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	$991,575
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	387,134
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	2,100	2,141,686
3.375%	07/30/25	EUR	1,500	1,606,644
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36		1,463	1,465,926
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		475	319,140
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		453	389,155
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		20	19,012
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		22	21,973
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28		20	19,240
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24		10	9,866
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	1,400	1,546,247
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	808	801,157

Total Sovereign Bonds (cost $10,774,154)				10,313,824
U.S. Government Agency Obligations — 9.2%
Federal Home Loan Bank
5.500%	07/15/36(k)		960	1,053,039
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		3,915	2,949,697
2.000%	01/01/32		325	299,197
2.000%	02/01/36		1,226	1,094,591
2.000%	06/01/40		1,001	847,599
2.000%	10/01/40		1,492	1,262,193
2.000%	09/01/50		3,036	2,420,902
2.000%	10/01/50		2,491	1,986,031
2.000%	03/01/51		1,600	1,268,915
2.000%	04/01/51		100	79,207
2.000%	07/01/51		9,295	7,384,509
2.000%	09/01/51		446	359,211
2.500%	03/01/30		142	133,865
2.500%	10/01/32		349	324,107
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	01/01/51	1,464	$1,211,796
2.500%	03/01/51	939	791,257
2.500%	04/01/51	7,573	6,295,851
2.500%	05/01/51	4,255	3,520,158
2.500%	08/01/51	448	371,736
2.500%	10/01/51	3,332	2,795,831
2.500%	12/01/51	3,118	2,584,863
3.000%	10/01/28	90	86,428
3.000%	06/01/29	252	241,754
3.000%	03/01/32	317	299,074
3.000%	01/01/37	170	156,593
3.000%	01/01/43	379	339,238
3.000%	07/01/43	767	685,808
3.000%	09/01/46	2,167	1,909,555
3.000%	12/01/46	6,287	5,535,414
3.000%	01/01/47	1,931	1,700,070
3.000%	02/01/50	1,597	1,389,830
3.000%	03/01/51	1,436	1,235,839
3.000%	06/01/51	589	508,954
3.000%	07/01/51	964	831,774
3.000%	11/01/51	912	785,910
3.000%	02/01/52	461	401,477
3.500%	06/01/37	127	120,789
3.500%	03/01/42	179	165,408
3.500%	06/01/42	129	118,790
3.500%	01/01/47	320	292,697
3.500%	02/01/47	462	421,821
3.500%	03/01/48	4,575	4,179,328
3.500%	04/01/52	2,684	2,411,105
4.000%	06/01/26	71	69,702
4.000%	09/01/26	34	33,810
4.000%	11/01/37	3,036	2,941,354
4.000%	10/01/39	286	271,609
4.000%	12/01/40	137	130,381
4.000%	10/01/41	114	108,528
4.000%	01/01/42	44	41,431
4.000%	10/01/45	147	139,867
4.000%	04/01/52	1,265	1,186,422
4.500%	09/01/39	92	90,017
4.500%	10/01/39	524	514,930
4.500%	12/01/39	172	169,098
4.500%	07/01/41	50	49,004
4.500%	07/01/41	1,066	1,046,911
4.500%	08/01/41	70	68,282
4.500%	08/01/41	85	83,388
4.500%	08/01/41	101	98,379
4.500%	10/01/41	93	90,834
4.500%	10/01/46	84	81,508
4.500%	12/01/47	380	369,491
4.500%	07/01/52	6,965	6,632,208
4.500%	08/01/52	2,845	2,709,504
4.500%	09/01/52	227	215,881
5.000%	05/01/34	9	8,780
5.000%	05/01/34	87	87,831
5.000%	08/01/35	9	9,347
5.000%	09/01/35	23	22,985
5.000%	10/01/36	15	14,862

A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	05/01/37	9	$8,749
5.000%	07/01/37	159	160,228
5.000%	02/01/38	1,755	1,754,043
5.000%	09/01/38	22	21,736
5.000%	09/01/38	23	22,742
5.000%	09/01/38	26	26,028
5.000%	09/01/38	3,602	3,596,041
5.000%	10/01/38	1,144	1,141,893
5.000%	01/01/39	771	769,730
5.000%	02/01/39	9	8,766
5.000%	06/01/39	26	26,021
5.000%	10/01/52	451	440,547
5.000%	11/01/52	1,396	1,362,712
5.500%	02/01/34	12	12,071
5.500%	04/01/34	240	242,306
5.500%	06/01/34	37	37,423
5.500%	06/01/34	71	71,920
5.500%	05/01/37	21	21,120
5.500%	02/01/38	159	162,976
5.500%	05/01/38	29	29,490
5.500%	07/01/38	145	148,585
6.000%	03/01/32	102	104,432
6.000%	12/01/33	20	19,914
6.000%	07/01/36	2	1,822
6.000%	12/01/36	3	3,568
6.000%	05/01/37	5	5,651
6.000%	12/01/37	9	9,094
6.000%	01/01/38	2	2,122
6.000%	01/01/38	4	4,660
6.000%	01/01/38	100	103,607
6.000%	10/01/38	41	42,372
6.000%	08/01/39	16	16,838
6.000%	12/01/52	447	451,656
6.750%	03/15/31	455	521,051
7.000%	01/01/31	4	4,478
7.000%	06/01/31	2	2,368
7.000%	09/01/31	1	1,421
7.000%	10/01/31	17	17,524
7.000%	10/01/32	23	23,540
Federal National Mortgage Assoc.
1.500%	01/01/36	2,635	2,294,737
1.500%	05/01/36	395	343,686
1.500%	06/01/36	414	359,952
1.500%	07/01/36	1,514	1,314,826
1.500%	02/01/42	443	360,576
1.500%	10/01/50	370	279,552
1.500%	11/01/50	3,981	3,006,635
1.500%	12/01/50	4,448	3,351,508
1.500%	01/01/51	1,931	1,459,153
1.500%	03/01/51	938	709,357
2.000%	03/01/31	1,261	1,170,055
2.000%	08/01/31	485	446,706
2.000%	01/01/32	2,603	2,398,837
2.000%	05/01/36	1,215	1,079,594
2.000%	12/01/36	2,403	2,131,135
2.000%	02/01/37	2,702	2,396,323
2.000%	02/01/41	2,034	1,716,690
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	05/01/41(k)	4,585	$3,869,698
2.000%	08/01/50	1,075	857,761
2.000%	10/01/50	12,207	9,723,919
2.000%	12/01/50	39	30,981
2.000%	01/01/51	1,834	1,459,809
2.000%	02/01/51(k)	14,061	11,203,356
2.000%	03/01/51	3,582	2,845,224
2.000%	04/01/51	2,741	2,180,371
2.000%	04/01/51	3,759	2,986,085
2.000%	05/01/51(k)	38,721	30,812,309
2.000%	08/01/51	3,528	2,801,808
2.500%	TBA(tt)	4,000	3,305,841
2.500%	07/01/32	1,038	965,124
2.500%	08/01/32	1,134	1,053,843
2.500%	09/01/32	1,109	1,030,172
2.500%	07/01/35	4,032	3,748,499
2.500%	10/01/37	1,043	956,511
2.500%	10/01/43	453	388,569
2.500%	12/01/46	840	717,613
2.500%	03/01/50	623	520,087
2.500%	08/01/50	2,830	2,356,873
2.500%	12/01/50	272	228,461
2.500%	12/01/50	3,548	2,954,874
2.500%	02/01/51	2,240	1,857,499
2.500%	02/01/51	2,727	2,259,755
2.500%	04/01/51	3,327	2,766,719
2.500%	08/01/51	881	731,119
2.500%	08/01/51	895	742,614
2.500%	09/01/51	2,789	2,314,899
2.500%	10/01/51	967	801,646
2.500%	12/01/51	8,327	6,965,816
2.500%	02/01/52	441	369,739
2.500%	05/01/52	870	729,470
3.000%	02/01/27	291	282,117
3.000%	08/01/30	334	318,118
3.000%	05/01/35	2,720	2,538,313
3.000%	07/01/36	1,669	1,557,418
3.000%	11/01/36	715	656,781
3.000%	12/01/42	425	379,541
3.000%	12/01/42	575	514,547
3.000%	03/01/43	105	93,546
3.000%	11/01/46	104	91,848
3.000%	01/01/47	840	736,427
3.000%	02/01/47	597	524,916
3.000%	03/01/47	465	406,394
3.000%	11/01/49	460	401,114
3.000%	12/01/49	288	251,193
3.000%	12/01/49	396	344,813
3.000%	01/01/50	448	390,489
3.000%	02/01/50	405	353,347
3.000%	02/01/50	455	395,581
3.000%	02/01/50	4,908	4,274,769
3.000%	03/01/50	343	298,101
3.000%	05/01/51	780	673,227
3.000%	12/01/51	4,967	4,311,528
3.000%	12/01/51	15,900	13,841,063
3.000%	03/01/52	953	821,158

A28

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	03/01/52	1,756	$1,522,257
3.000%	04/01/52	899	776,074
3.000%	04/01/52	1,792	1,564,689
3.500%	TBA	5,500	4,925,263
3.500%	07/01/31	238	230,296
3.500%	11/01/32	154	147,590
3.500%	02/01/33	326	313,356
3.500%	05/01/33	451	433,673
3.500%	06/01/39	283	263,426
3.500%	01/01/42	1,867	1,720,997
3.500%	05/01/42	937	862,494
3.500%	07/01/42	376	345,552
3.500%	08/01/42	143	131,445
3.500%	08/01/42	347	318,849
3.500%	09/01/42	403	369,877
3.500%	09/01/42	706	649,214
3.500%	11/01/42	201	184,629
3.500%	03/01/43	1,399	1,285,892
3.500%	04/01/43	223	205,631
3.500%	04/01/43	494	453,540
3.500%	07/01/43	101	92,657
3.500%	06/01/45	1,822	1,662,511
3.500%	07/01/46	235	214,398
3.500%	11/01/46	448	408,153
3.500%	09/01/47	452	412,146
3.500%	01/01/48	4,479	4,084,078
3.500%	05/01/48	414	376,526
3.500%	06/01/48	2,115	1,928,293
3.500%	02/01/52	5,212	4,684,814
3.500%	03/01/52	880	798,395
3.500%	06/01/52	427	382,725
4.000%	12/01/36	340	327,417
4.000%	10/01/41	1,046	990,983
4.000%	07/01/44	419	396,547
4.000%	09/01/44	694	657,591
4.000%	10/01/46	330	310,523
4.000%	06/01/47	302	284,505
4.000%	09/01/47	113	106,669
4.000%	11/01/47	373	353,252
4.000%	11/01/47	478	453,456
4.000%	12/01/47	1,540	1,458,237
4.000%	03/01/49	3,123	2,936,600
4.000%	01/01/50	1,387	1,300,287
4.000%	05/01/50	1,924	1,797,599
4.000%	05/01/52	901	835,861
4.000%	06/01/52	896	831,538
4.000%	07/01/52	6,645	6,161,455
4.000%	09/01/52	1,084	1,004,893
4.000%	10/01/52	917	850,299
4.500%	07/01/33	17	17,076
4.500%	08/01/33	6	5,554
4.500%	09/01/33	18	17,028
4.500%	10/01/33	44	43,278
4.500%	03/01/34	13	12,421
4.500%	01/01/35	1	929
4.500%	07/01/39	340	333,405
4.500%	08/01/39	229	224,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	09/01/39	142	$139,161
4.500%	12/01/39	2	1,996
4.500%	03/01/41	537	526,234
4.500%	07/01/42	52	51,449
4.500%	06/01/50	660	634,416
4.500%	07/01/52	4,103	3,906,895
4.500%	09/01/52	248	236,435
5.000%	TBA(tt)	4,000	3,993,857
5.000%	03/01/34	90	90,121
5.000%	04/01/35	213	214,048
5.000%	06/01/35	51	51,459
5.000%	07/01/35	36	36,637
5.000%	07/01/35	55	55,251
5.000%	09/01/35	44	44,404
5.000%	11/01/35	50	50,358
5.000%	02/01/36	29	29,033
5.000%	04/01/38	1,678	1,675,255
5.000%	06/01/49	433	428,436
5.000%	08/01/52	440	429,627
5.000%	09/01/52	452	441,485
5.000%	10/01/52	1,937	1,891,548
5.000%	02/01/53	13,806	13,477,044
5.500%	TBA(tt)	7,000	6,965,254
5.500%	02/01/33	43	44,181
5.500%	08/01/33	91	92,766
5.500%	10/01/33	26	26,314
5.500%	12/01/33	21	21,340
5.500%	12/01/34	61	62,671
5.500%	10/01/35	151	152,513
5.500%	03/01/36	21	21,204
5.500%	04/01/36	42	42,972
5.500%	01/01/37	30	30,258
5.500%	04/01/37	14	14,258
5.500%	05/01/37	88	90,282
5.500%	08/01/37	108	110,580
6.000%	10/01/33	103	105,317
6.000%	11/01/33	8	8,388
6.000%	11/01/33	12	11,762
6.000%	01/01/34	144	149,226
6.000%	02/01/34	42	43,455
6.000%	03/01/34	1	888
6.000%	03/01/34	10	9,696
6.000%	11/01/34	11	10,994
6.000%	01/01/35	19	19,478
6.000%	01/01/35	42	42,475
6.000%	02/01/35	1	937
6.000%	02/01/35	82	84,968
6.000%	02/01/35	86	88,180
6.000%	04/01/35	7	7,450
6.000%	05/01/36	12	11,743
6.000%	06/01/36	11	11,487
6.000%	02/01/37	32	32,656
6.000%	06/01/37	10	10,574
6.000%	05/01/38	76	79,199
6.000%	01/01/53	6,785	6,851,592
6.500%	09/01/32	1	765
6.500%	09/01/32	10	10,427

A29

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	09/01/32	15	$15,215
6.500%	09/01/32	17	17,979
6.500%	10/01/32	18	19,083
6.500%	04/01/33	23	23,967
6.500%	11/01/33	17	17,212
6.500%	01/01/34	7	7,622
6.500%	09/01/34	25	25,801
6.500%	09/01/36	76	79,649
6.500%	10/01/36	15	15,310
6.500%	01/01/37	33	34,261
6.500%	01/01/37	45	46,626
6.500%	09/01/37	8	8,280
6.625%	11/15/30(k)	945	1,068,206
7.000%	02/01/32	6	5,987
7.000%	05/01/32	7	7,440
7.000%	06/01/32	6	6,091
7.000%	07/01/32	13	12,985
7.125%	01/15/30(k)	3,600	4,118,056
Government National Mortgage Assoc.
2.000%	TBA(tt)	6,500	5,324,233
2.000%	01/20/51	4,500	3,689,433
2.000%	03/20/51	1,405	1,151,513
2.000%	07/20/51	429	351,366
2.000%	10/20/51	882	722,690
2.000%	11/20/51	496	406,305
2.500%	03/20/43	315	273,521
2.500%	12/20/46	291	251,164
2.500%	09/20/50	573	489,274
2.500%	10/20/50	2,631	2,245,463
2.500%	11/20/50	2,002	1,708,566
2.500%	02/20/51	3,966	3,383,821
2.500%	05/20/51	12,612	10,753,610
2.500%	07/20/51	4,799	4,090,673
2.500%	08/20/51	944	804,295
3.000%	03/15/45	285	253,454
3.000%	11/20/45	363	325,889
3.000%	03/20/46	2,130	1,908,795
3.000%	07/20/46	1,388	1,241,133
3.000%	10/20/46	464	415,175
3.000%	02/20/47	706	631,521
3.000%	12/20/49	139	123,205
3.000%	01/20/50	1,229	1,092,729
3.000%	06/20/51	328	289,430
3.000%	10/20/51	4,380	3,862,451
3.000%	11/20/51	1,276	1,125,204
3.000%	12/20/51	1,476	1,302,220
3.500%	12/20/42	714	663,813
3.500%	05/20/43	146	135,669
3.500%	03/20/45	445	411,139
3.500%	04/20/45	597	553,361
3.500%	07/20/46	2,058	1,901,358
3.500%	06/20/49	2,621	2,410,199
3.500%	08/20/49	1,471	1,352,916
3.500%	03/20/50	2,084	1,915,073
3.500%	06/20/50	296	269,396
3.500%	08/20/50	323	296,356
3.500%	02/20/52	7,872	7,161,660
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/15/40	56	$53,024
4.000%	05/20/41	106	102,340
4.000%	12/20/42	278	267,102
4.000%	08/20/44	97	93,596
4.000%	11/20/45	467	445,221
4.000%	12/20/45	512	488,042
4.000%	11/20/46	110	105,055
4.000%	09/20/47	1,404	1,331,016
4.000%	02/20/49	785	743,645
4.000%	01/20/50	776	734,089
4.000%	06/20/52	1,949	1,823,181
4.000%	08/20/52	2,024	1,893,692
4.500%	04/15/40	195	191,884
4.500%	01/20/41	499	491,451
4.500%	02/20/41	299	294,279
4.500%	06/20/44	322	317,073
4.500%	09/20/46	170	164,629
4.500%	11/20/46	293	288,474
4.500%	03/20/47	239	234,285
4.500%	05/20/48	239	233,169
4.500%	06/20/48	310	301,627
4.500%	08/20/48	1,042	1,014,470
5.000%	10/20/37	63	63,284
5.000%	04/20/45	322	322,971
5.500%	11/15/32	16	16,523
5.500%	02/15/33	20	20,698
5.500%	08/15/33	42	42,762
5.500%	08/15/33	57	58,973
5.500%	09/15/33	29	29,097
5.500%	09/15/33	42	42,797
5.500%	10/15/33	36	37,340
5.500%	12/15/33	3	3,273
5.500%	04/15/34	127	130,633
5.500%	07/15/35	25	26,003
5.500%	02/15/36	75	76,794
6.000%	02/15/33	1	1,396
6.000%	04/15/33	11	11,081
6.000%	09/15/33	8	7,803
6.000%	12/15/33	18	18,027
6.000%	12/15/33	58	58,877
6.000%	01/15/34	9	9,524
6.000%	01/15/34	14	14,118
6.000%	06/20/34	32	32,996
6.000%	07/15/34	69	71,684
6.000%	10/15/34	71	72,880
6.500%	TBA	10,000	10,156,963
6.500%	05/15/24	—(r)	5
6.500%	10/15/24	—(r)	27
6.500%	12/15/30	3	3,033
6.500%	01/15/32	11	10,806
6.500%	02/15/32	7	7,057
6.500%	07/15/32	17	17,281
6.500%	08/15/32	3	3,059
6.500%	08/15/32	6	6,261
6.500%	08/15/32	16	16,165
6.500%	08/15/32	92	95,233
6.500%	06/15/35	14	14,278

A30

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	07/15/35	5	$5,621
8.000%	04/15/25	—(r)	73
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	625	507,145

Total U.S. Government Agency Obligations (cost $477,334,054)			448,927,146
U.S. Treasury Obligations — 1.2%
U.S. Treasury Bonds
1.250%	05/15/50	3,750	1,919,531
1.750%	08/15/41	10,535	7,111,125
2.000%	11/15/41	1,345	943,602
2.250%	05/15/41	1,195	883,180
2.375%	11/15/49	4,100	2,808,500
2.375%	05/15/51	385	261,559
2.875%	05/15/52	4,450	3,369,484
3.375%	11/15/48(h)	21,805	18,224,210
4.750%	11/15/53	670	715,644
U.S. Treasury Notes
4.000%	12/15/25	11,815	11,670,543
4.000%	02/15/34	150	147,563
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44	3,095	1,205,599
2.395%(s)	11/15/43	1	402
3.330%(s)	11/15/41	14,525	6,419,937
5.331%(s)	02/15/40	1,155	562,205

Total U.S. Treasury Obligations (cost $62,828,918)			56,243,084

Total Long-Term Investments (cost $3,527,987,197)			4,619,143,882

	Shares
Short-Term Investments — 6.6%
Affiliated Mutual Funds — 6.6%
PGIM Core Ultra Short Bond Fund(wb)	253,415,230	253,415,230
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $71,166,039; includes $70,700,519 of cash collateral for securities on loan)(b)(wb)	71,286,391	71,250,747

Total Affiliated Mutual Funds (cost $324,581,269)		324,665,977

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
5.270%	06/20/24	150	$148,261
(cost $148,269)

Total Short-Term Investments (cost $324,729,538)			324,814,238

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.1% (cost $3,852,716,735)			4,943,958,120

Option Written*~ — (0.0)%
(premiums received $0)	(9)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.1% (cost $3,852,716,735)	4,943,958,111

Liabilities in excess of other assets(z) — (1.1)%	(55,752,438)

Net Assets — 100.0%	$4,888,205,673

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note

A31

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,141,531 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,779,473; cash collateral of $70,700,519 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $21,500,000 is 0.4% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/11/24	$(14,500)		$(11,469,324)
Federal National Mortgage Assoc.	5.000%	TBA	04/11/24	(3,500)		(3,414,821)
Federal National Mortgage Assoc.	6.000%	TBA	05/13/24	(3,500)		(3,531,180)
Government National Mortgage Assoc.	3.000%	TBA	04/18/24	(7,500)		(6,613,302)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $25,042,363)						$(25,028,627)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,500		$(9)
(premiums received $0)
A32

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
377	2 Year U.S. Treasury Notes	Jun. 2024	$77,090,610	$(88,911)
482	5 Year U.S. Treasury Notes	Jun. 2024	51,581,534	36,449
733	10 Year U.S. Treasury Notes	Jun. 2024	81,214,113	271,210
39	10 Year U.S. Ultra Treasury Notes	Jun. 2024	4,469,766	38,926
3	20 Year U.S. Treasury Bonds	Jun. 2024	361,313	(98)
184	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	23,736,000	423,145
5	Mini MSCI EAFE Index	Jun. 2024	589,275	7,690
6	S&P 500 E-Mini Index	Jun. 2024	1,592,550	35,121
				723,532
Short Positions:
9	5 Year Euro-Bobl	Jun. 2024	1,148,166	(7,338)
2	10 Year Euro-Bund	Jun. 2024	287,794	(3,109)
				(10,447)
				$713,085
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/03/24	BNP	GBP	5,400	$6,825,595	$6,815,833	$—	$(9,762)
Euro,
Expiring 04/02/24	SSB	EUR	38,880	42,064,560	41,954,139	—	(110,421)
				$48,890,155	$48,769,972	—	(120,183)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	BNP	GBP	5,400	$6,826,678	$6,816,884	$9,794	$—
Canadian Dollar,
Expiring 04/19/24	MSI	CAD	3,066	2,280,977	2,264,370	16,607	—
Euro,
Expiring 04/02/24	BNYM	EUR	38,880	42,172,842	41,954,140	218,702	—
Expiring 05/02/24	SSB	EUR	38,880	42,115,260	42,003,213	112,047	—
				$93,395,757	$93,038,607	357,150	—
						$357,150	$(120,183)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/24	0.500%(M)	8,648	*	$5,754	$(56)	$5,810	GSI

A33

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	$(43,115)	$111,023	$(154,138)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(43,116)	108,294	(151,410)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(43,116)	121,820	(164,936)	BARC
				$(129,347)	$341,137	$(470,484)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	3,247	3.116%	$171,195	$244,473	$73,278
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	13,260	3.289%	924,952	977,905	52,953
					$1,096,147	$1,222,378	$126,231
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A34

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
56,645	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	$—	$(17,297)	$(17,297)
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(10,960)	(10,960)
9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	1,050	1,050
20,448	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(1,823)	(1,823)
29,210	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	117,610	117,610
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	416	(8,577)	(8,993)
				$416	$80,003	$79,587

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(7,704)	$(94,921)	$—	$(94,921)
U.S. Treasury Bond(T)	1 Day USOIS +25bps(T)/ 5.580%	BOA	07/17/24	33,495	(353,201)	—	(353,201)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/18/24	9,385	(98,119)	—	(98,119)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/23/24	15,745	(304,710)	—	(304,710)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	07/24/24	17,470	(162,588)	—	(162,588)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/29/24	14,990	(100,088)	—	(100,088)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	07/29/24	23,175	(283,936)	—	(283,936)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.550%	BOA	08/12/24	27,440	67,987	—	67,987
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/23/24	18,765	334,905	—	334,905
					$(994,671)	$—	$(994,671)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A35